Provisions - (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [line items]
Schedule showing breakdown of non-current and current provisions

	2022			2021
	Non- Current	Current	Total	Non- Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Provision for pensions	25,546	180	25,726	41,238	180	41,418
Environmental provision	168	1,396	1,564	2,562	1,133	3,695
Provisions for litigation	—	23,142	23,142	—	1,952	1,952
Provisions for third-party liability	5,960	—	5,960	8,905	—	8,905
Provisions for C02 emissions allowances	7,956	94,800	102,756	3,033	107,213	110,246
Provision for restructuring cost	—	21,539	21,539	—	22,350	22,350
Other provisions	8,040	4,450	12,490	5,220	4,797	10,017
Total	47,670	145,507	193,177	60,958	137,625	198,583

Schedule of changes in provisions

The changes in the various line items of provisions in 2022 and 2021 were as follows:

			Provisions for	Provisions for	Provisions for	Provisions for
	Provision for	Environmental	Litigation	Third	CO2 Emissions	Restructuring	Other
	Pensions	Provision	in Progress	Party Liability	Allowances	Cost	Provisions	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2021	56,586	4,166	1,355	10,759	40,161	2	50,754	163,783
Charges for the year	5,990	28	934	588	97,982	31,838	(12)	137,348
Provisions reversed with a credit to income	(1,419)	(189)	—	—	(7,830)	—	(9,419)	(18,857)
Amounts used	(9,911)	(1)	(233)	(535)	(18,420)	(9,534)	(269)	(38,903)
Provision against equity	(6,847)	—	—	(1,081)	—	—	—	(7,928)
Transfers from/(to) other accounts	—	(33)	—	—	—	44	(28,437)	(28,426)
Exchange differences and others	(2,981)	(276)	(104)	(826)	(1,647)	—	(2,600)	(8,434)
Balance at December 31, 2021	41,418	3,695	1,952	8,905	110,246	22,350	10,017	198,583
Charges for the year	1,405	13	22,134	454	114,185	9,092	7,022	154,305
Provisions reversed with a credit to income	(3,417)	—	(48)	—	(2,435)	(591)	(890)	(7,381)
Amounts used	(1,181)	(345)	(798)	(2,863)	(112,485)	(8,012)	(2,516)	(128,200)
Provision against equity	(9,394)	—	—	—	—	—	—	(9,394)
Transfers from/(to) other accounts	—	(1,510)	—	—	—	—	(666)	(2,176)
Exchange differences and others	(3,105)	(289)	(98)	(536)	(6,755)	(1,300)	(477)	(12,560)
Balance at December 31, 2022	25,726	1,564	23,142	5,960	102,756	21,539	12,490	193,177

France
Disclosure of other provisions [line items]
Schedule of changes in obligation

	2022	2021
	US$'000	US$'000
Obligations at the beginning of year	25,950	34,496
Current service cost	(1,159)	1,082
Borrowing costs	310	212
Actuarial differences	(4,821)	(3,003)
Benefits paid	(1,181)	(995)
Exchange differences	(1,253)	(2,412)
Others	(1,508)	(3,430)
Obligations at the end of year	16,338	25,950

Schedule of estimated future benefit payments

The following table reflects the gross benefit payments that are expected to be paid for the benefit plans for the year ended December 31, 2021:

2022
US$'000
2023	1,087
2024	1,279
2025	1,339
2026	1,316
2027	1,349
Years 2028-2032	7,237

South Africa
Disclosure of other provisions [line items]
Schedule of changes in obligation

In this regard, the changes of this provision in 2022 and 2021 were as follows:

	2022	2021
	US$'000	US$'000
Obligations at beginning of year	3,779	3,461
Current service cost	34	32
Borrowing costs	411	390
Actuarial differences	(861)	526
Benefits paid	(219)	(232)
Exchange differences	(132)	(398)
	3,012	3,779

Schedule of breakdown in percentage of plan assets

The breakdown, in percentage, of the plan assets are as follows:

	2022	2021
Cash	56.37%	2.85%
Equity	—%	47.21%
Bond	43.63%	17.32%
Property	—%	2.79%
International	—%	28.42%
Others	—%	1.41%
Total	100.00%	100.00%

Schedule showing fair value rollforward of plan assets

	2022	2021
	US$'000	US$'000
Fair value of plan assets at the beginning of the year	1,706	2,204
Interest income on assets	93	172
Benefits paid	(1,619)	(775)
Actuarial differences	(84)	223
Other	(2)	(118)
Fair value of plan assets at the end of the year	94	1,706
Actual return on assets	9	395

Venezuela
Disclosure of other provisions [line items]
Schedule of changes in obligation

In this regards, the changes of this provision in 2022 and 2021 were as follows:

	2022	2021
	US$'000	US$'000
Obligations at the beginning of year	190	22
Current service cost	66	102
Borrowing costs	748	115
Benefits paid	(24)	(2)
Exchange differences	(578)	(47)
Obligations at the end of year	402	190

Summary of the main actuarial assumptions used to calculate obligations

The summary of the main actuarial assumptions used to calculate the aforementioned obligations is as follows:

	France		South Africa			Venezuela
	2022	2021	2022	2021		2022	2021
Salary increase	1.60%-6.10%	1.60%-6.10%	N/A	N/A	%	180%	500%
Discount rate	3.84%	0.75%	8.2-12.8%	10.60-11.60%	%	202.4%	536%
Expected inflation rate	2.20%	1.60%	4.0-7.30%	5.80-7.10%	%	200%	550%
Mortality	TGH05/TGF05	TGH05/TGF05	SA 85-90 / PA (90)	SA 85-90 / PA (90)		GAM 83	GAM 83
Retirement age	65	65	63	63		63-64	63-64

North America
Disclosure of other provisions [line items]
Schedule of changes in obligation

The changes to these obligations in the current year ended December 31, 2022 were as follows:

	2022
	USA	Canada		Total
	Pension	Pension	Post-retirement
	Plans	Plans	Plans
	US$'000	US$'000	US$'000	US$'000
Obligations at the beginning of year	—	25,349	8,569	33,918
Service cost	—	162	301	463
Borrowing cost	—	773	271	1,044
Actuarial differences	—	(5,774)	(3,040)	(8,814)
Benefits paid	—	(870)	(162)	(1,032)
Exchange differences	—	(1,374)	(442)	(1,816)
Expenses	—	—	—	—
Plan settlement	—	—	—	—
Obligations at the end of year	—	18,266	5,497	23,763

Schedule of estimated future benefit payments

The following reflects the gross benefit payments that are expected to be paid in future years for the benefit plans for the year ended December 31:

		Non-pension
		Postretirement
	Pension Plans	Plans
	US$'000	US$'000
2023	985	180
2024	1,027	186
2025	1,110	207
2026	1,154	227
2027	1,203	247
Years 2027-2031	6,212	1,535

Schedule of breakdown in percentage of plan assets

	2022	2021
Cash	—%	—%
Equity Mutual Funds	31%	31%
Fixed Income Securities	14%	14%
Assets held by insurance company	55%	55%
Total	100%	100%

Schedule showing fair value rollforward of plan assets

For the year ended December 31, 2022, the changes in plan assets were as follows:

	2022
	USA	Canada
	Pension	Pension
	Plans	Plans	Total
	US$'000	US$'000	US$'000
Fair value of plan assets at the beginning of the year	—	22,417	22,417
Interest income on assets		690	690
Benefits paid		(870)	(870)
Actuarial return on plan assets		(3,496)	(3,496)
Exchange differences		(1,269)	(1,269)
Other		305	305
Plan Settlement		—	—
Fair value of plan assets at the end of the year	—	17,777	17,777

Summary of the main actuarial assumptions used to calculate obligations

	North America – 2022			North America – 2021
	USA	Canada		USA	Canada
	Pension	Pension	Postretirement	Pension	Pension	Postretirement
	Plan	Plan	Plan	Plan	Plan	Plan
Salary increase	N/A	2.75% - 3.00%	N/A	N/A	2.75% - 3.00%	N/A
Discount rate	N/A	5.25%	5.25%	N/A	3.21%	3.30%
Expected inflation rate	N/A	N/A	N/A	N/A	N/A	N/A
Mortality	N/A	CPM2014-Private Scale CPM-B	CPM2014-Private Scale CPM-B	N/A	CPM2014-Private Scale CPM-B	CPM2014-Private Scale CPM-B
Retirement age	N/A	58-60	58-60	N/A	58-60	58-60

Schedule showing reconciliation of benefit obligations, plan assets and funded status

Benefit Obligations and Funded Status – The following provides a reconciliation of the benefit obligations, plan assets and funded status of the North American plans as of December 31, 2022 and 2021:

	2022				2021
	USA	Canada		Total	USA	Canada		Total
			Post-				Post-
	Pension	Pension	retirement		Pension	Pension	retirement
	Plans	Plans	Plans		Plans	Plans	Plans
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Benefit obligation	—	18,266	5,497	23,763	—	25,349	8,569	33,918
Fair value of plan assets	—	(17,777)	—	(17,777)	(14)	(22,417)	—	(22,431)
Provision for pensions	—	489	5,497	5,986	(14)	2,932	8,569	11,487

FerroPem, S.A.S.
Disclosure of other provisions [line items]
Schedule of estimated future benefit payments

The following table reflects the gross benefit payments that are expected to be paid for the benefit plans for the year ended December 31, 2022:

2022
US$'000
2023	-
2024	529
2025	270
2026	275
2027	282
Years 2028-2032	1458